CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME
Net unrealized (loss) / gain on available-for-sale investments	$ 712	$ 90	$ 229